Summary of Secured/Guaranteed Bank Borrowings (Parenthetical) (Detail) $ in Millions	Mar. 31, 2015 USD ($)
Guaranteed by the Group's plant and machinery with net book value | Plant and machinery
Debt and Financial Instruments [Line Items]
Bank borrowing secured/guaranteed, net book value of asset pledged	$ 45.9